Related Party Transactions - Schedule of Nature and Amount of Other Related Party Transactions (Details) - Other related parties [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Nature and Amount of Other Related Party Transactions [Line Items]
Revenues	€ 1,549	€ 28
Equity based expenses: strategic advisors	(261,389)
Equity based expenses: other related parties	(6,212)	(423)	(20)
General and administrative expenses	(1,971)	(1,119)
Other income (expense)	(780)	1
Total related party transactions reported in the Consolidated Statement of Profit or Loss	€ (268,803)	€ (1,513)	€ (20)